Note 21 - Capital Expenditures Incurred Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Capital expenditures incurred by segment
The total amounts sold of products to the two major customers	$ 8,867	$ 6,801	$ 8,176
The total amounts sold of services to the two major customers	$ 4,018	$ 2,815	$ 5,260